Cover	Aug. 26, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2022
Entity File Number	001-41171
Entity Registrant Name	AULT DISRUPTIVE TECHNOLOGIES CORPORATION
Entity Central Index Key	0001864032
Entity Tax Identification Number	86-2279256
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11411 Southern Highlands Parkway
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89141
City Area Code	(949)
Local Phone Number	444-5464
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ADRT
Security Exchange Name	NYSEAMER
Redeemable Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	ADRTW
Security Exchange Name	NYSEAMER